INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 United States of America ChinaCache North America, Inc. Maximum	Dec. 31, 2013 United States of America CALIFORNIA ChinaCache North America, Inc.	Dec. 31, 2013 Hong Kong China Cache Networks (Hong Kong) Limited	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2013 PRC HNTE	Dec. 31, 2013 PRC ChinaCache Beijing HNTE Tax Year 2010 to 2015	Dec. 31, 2013 PRC Beijing Blue IT HNTE	Dec. 31, 2010 PRC Beijing Blue IT HNTE	Dec. 31, 2009 PRC Beijing Blue IT HNTE	Dec. 31, 2008 PRC Beijing Blue IT HNTE	Dec. 31, 2013 PRC Beijing Blue IT HNTE Tax Year 2012 to 2014	Dec. 31, 2012 PRC Beijing Blue IT Key Software Enterprise	Dec. 31, 2011 PRC Beijing Blue IT Key Software Enterprise	Dec. 31, 2013 PRC Beijing Blue IT Key Software Enterprise Tax Year 2013 and 2014
Income taxes
State Income Tax (as a percent)						8.84%
Foreign statutory corporate income tax rate (as a percent)					35.00%		16.50%
Statutory tax rate (as a percent)								25.00%	25.00%	25.00%
Preferential tax rate (as a percent)											15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	10.00%	10.00%	10.00%
Initial period of HNTE status											3 years
Period of HNTE status upon renewal											3 years		3 years
Loss from continuing operations before income tax expense
Non-PRC	$ (1,120)	(6,777)	888	1,236
PRC	(4,320)	(26,157)	(11,586)	(1,605)
Loss from continuing operations before income taxes	(5,440)	(32,934)	(10,698)	(369)
Income tax expense
Current	(1,951)	(11,809)	17,490	13,188
Deferred	2,165	13,104	(11,197)	(2,043)
Income tax expense (benefit)	$ 214	1,295	6,293	11,145